Derivatives and Hedge Accounting Activities (Volume of Derivative Activity) (Parenthetical) (Detail) - Foreign currency	Mar. 31, 2019 EUR (€)
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	€ 250,000,000
Dominion Energy Gas Holdings, LLC
Derivative [Line Items]
Interest rate / Foreign currency (US Dollars, Euros)	€ 250,000,000